24. Income Taxes (Details - Tax reconciliation) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes at U.S. Federal statutory rate	$ (1,219)	$ (9,232)	$ (35,499)
State taxes, net of federal benefit	(168)	(610)	(3,472)
Foreign taxes at different rate	902	1,059	22,536
Non-deductible expenses	(231)	345	(72)
Tax law changes	188	22,813	0
Valuation allowance	45,870	(17,752)	(5,584)
Other	0	5,086	(793)
Disposition of subsidiaries	(45,193)	0	0
Impairments and intangible amortization	0	(3,761)	22,826
Share Based Compensation	579	279	664
Gain on debt modification	(396)	(1,475)	0
Tax penalty	0	3,385	0
Total provision for income taxes	$ 332	$ 137	$ 606